Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	METROPOLITAN SERIES FUND
Prospectus Date	rr_ProspectusDate	May 01, 2016
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2017